Accounting Policies (Details 1) (USD $)				12 Months Ended				12 Months Ended				12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Construction in Progress [Member]	Dec. 31, 2011 Construction in Progress [Member]	Dec. 31, 2012 Leasehold Improvements [Member]	Dec. 31, 2011 Leasehold Improvements [Member]	Dec. 31, 2012 Machinery and Equipment [Member]	Dec. 31, 2011 Machinery and Equipment [Member]	Dec. 31, 2012 Machinery and Equipment [Member] Minimum [Member]	Dec. 31, 2012 Machinery and Equipment [Member] Maximum [Member]
Property, Plant and Equipment, Gross, Total						$ 476,257	$ 1,651,204	$ 382,680	$ 371,948	$ 11,186,840	$ 9,156,153
Less accumulated depreciation		(4,082,736)	(2,762,142)
Net	$ 6,986,411	$ 7,963,041	$ 8,417,163
Property, Plant and Equipment, Estimated Useful Lives								Lesser of lease term or 10 years
Property, Plant and Equipment, Useful Life				3 years	22 years							3 years	22 years